PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 28, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

	February 28, 2013			February 29, 2012
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Test equipment	19,789	13,874	5,915	3,810
R&D equipment	2,120	1,972	148	378
Computer hardware	3,096	2,427	669	214
Production fixtures	1,287	1,079	208	278
Leasehold improvements	928	728	200	312
Furniture and fixtures	662	590	72	104
Communication equipment	282	236	46	53
Other	367	181	186	35

Total	28,531	21,087	7,444	5,184

        Amortization expenses relating to the above property and equipment of $4,616, $121, $1,125 was included in research and development, selling and marketing and general and administrative expenses respectively for the year ended February 28, 2013 [year ended February 29, 2012: R&D - $2,300; S&M - $149; G&A - $921]. Accumulated amortization was $15,825 as at February 29, 2012.